Disclosure About Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Values of Financial Instruments [Abstract]
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

NOTE 12 – DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Carrying amount and estimated fair values of financial instruments were as follows at year-end.

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets

Cash and cash equivalents	$39,314	$39,314	$33,521	$33,521

Securities available for sale	88,813	88,813	69,597	69,597

Securities held to maturity	1,010	1,360	1,313	1,680

Loans held for sale	—	—	753	753

Loans (net of allowance)	350,183	345,774	412,617	401,967

FHLB stock	3,799	3,799	3,799	3,799

Accrued interest receivable	1,480	1,480	1,673	1,673

Financial liabilities

Noninterest-bearing deposits	$69,674	$69,674	$63,695	$63,695

Interest-bearing deposits	375,754	376,841	401,381	402,131

Federal funds purchased and other short-term borrowings	—	—	1,265	1,265

FHLB advances	40,036	40,616	58,502	60,581

Accrued interest payable	340	340	336	336

The estimated fair value of cash and cash equivalents, FHLB stock, accrued interest receivable, noninterest-bearing deposits, federal funds purchased and other short-term borrowings and accrued interest payable approximates the related carrying amounts. Estimated fair value for securities held-to-maturity is based on independent third-party evaluation including discounted cash flows and other market assumptions. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent re-pricing or re-pricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life. Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values. For loans held on balance sheet, the discounted fair value is further reduced by the amount of reserves held against the loan portfolios. Fair value of loans held for sale is based on market quotes. Fair values of long-term FHLB advances are based on current rates for similar financing. Fair values of off-balance sheet items are based on the current fee or cost that would be charged to enter into or terminate such agreements, which are not material.

Fair Value Measurements

The Corporation accounts for fair value measurements in accordance with FASB ASC 820, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include equity and certain municipal securities. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include U.S. Government and agency obligations, state and municipal obligations, corporate bonds and mortgage-backed securities. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy.

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010.

	Fair Value Measurements Using
December 31, 2011	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. agency obligations	$35,808	$—	$35,808	$—

State and municipal obligations	15,995	—	15,995	—

Corporate bonds	1,837	—	1,837	—

Mortgage-backed	34,473	—	34,373	—

Total	$88,113	$—	$88,113	$—

	Fair Value Measurements Using
December 31, 2010	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. agency obligations	$29,986	$—	$29,986	$—

State and municipal obligations	12,262	—	12,262	—

Mortgage-backed	27,349	—	27,349	—

Total	$69,597	$—	$69,597	$—

Following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Collateralized debt obligations are classified as held to maturity. The Corporation recognized other-than-temporary impairment on the securities as of December 31, 2011 and 2010, based upon a Level 3 estimate of fair value, including a discounted cash flows calculation and a fair value estimate from an independent evaluation of the security.

Impaired loans

At December 31, 2011 and December 31, 2010, impaired loans consisted primarily of loans secured by nonresidential and commercial real estate. Management has determined fair value measurements on impaired loans primarily through evaluations of appraisals performed.

Real Estate Owned

Real estate acquired through, or in lieu of, loan foreclosure is held for sale and initially recorded at fair value (based on current appraised value) at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less estimated costs to sell. Management has determined fair value measurements on real estate owned primarily through evaluations of appraisals performed.

The following table presents the fair value measurements of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and December 31, 2010.

	Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011

Collateralized debt obligations	$1,360	$—	$—	$1,360

Impaired loans	17,483	—	—	17,483

Real estate owned	1,590	—	—	1,590

December 31, 2010

Collateralized debt obligations	$1,313	$—	$—	$1,313

Impaired loans	24,187	—	—	24,187

Real estate owned	449	—	—	449